Statement of Cash Flows - Changes In Liabilities Arising From Financing Activities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		₩ 133,170,320		₩ 121,950,460
Changes in liabilities arising from financing activities [abstract]
Net cash flows		15,286,366		10,732,581
Non-cash changes
Acquisition(Disposal)		154,004		166,336
Exchange differences		1,049,603		877,384
Changes in fair value		(288,738)		(185,665)
Subsidiaries		82,020		(327,518)
Others		(263,554)		(43,258)
Ending		149,190,021		133,170,320	₩ 121,950,460
Net cash flows from changes in ownership of subsidiaries		932,428	$ 739,917	374,992	(1,951,245)
Derivatives held for hedging
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	[1]	(25,283)		(57,196)
Changes in liabilities arising from financing activities [abstract]
Net cash flows	[1]	33,402		5,870
Non-cash changes
Acquisition(Disposal)	[1]	0		0
Exchange differences	[1]	153,646		246,352
Changes in fair value	[1]	8,730		(70,225)
Subsidiaries	[1]	0		0
Others	[1]	(180,415)		(150,084)
Ending	[1]	(9,920)		(25,283)	(57,196)
Borrowings and Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		124,342,562		112,587,843
Changes in liabilities arising from financing activities [abstract]
Net cash flows		15,645,750		11,579,036
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		895,758		630,913
Changes in fair value		(297,468)		(115,440)
Subsidiaries		81,268		(329,512)
Others		(252,302)		(10,278)
Ending		140,415,568		124,342,562	112,587,843
Due to trust accounts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		7,033,849		7,542,955
Changes in liabilities arising from financing activities [abstract]
Net cash flows		(1,225,402)		(509,106)
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		0		0
Changes in fair value		0		0
Subsidiaries		0		0
Others		0		0
Ending		5,808,447		7,033,849	7,542,955
Changes in non-controlling interests
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		833,338		857,783
Changes in liabilities arising from financing activities [abstract]
Net cash flows		395,713		(24,145)
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		0		0
Changes in fair value		0		0
Subsidiaries		752		1,994
Others		50,300		(2,294)
Ending		1,280,103		833,338	857,783
Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		985,854		1,019,075
Changes in liabilities arising from financing activities [abstract]
Net cash flows		436,903		(319,074)
Non-cash changes
Acquisition(Disposal)		154,004		166,336
Exchange differences		199		119
Changes in fair value		0		0
Subsidiaries		0		0
Others		118,863		119,398
Ending		₩ 1,695,823		₩ 985,854	₩ 1,019,075

[1]	Derivatives held for hedging purposes are the net amount after offsetting liabilities and assets.